Financial Instruments - Summary of Outstanding Interest Rate Swap Agreements (Detail) - Interest rate swap contract [member] - MXN ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 5,321	$ 4,365
Fair Value Liability	(105)	(142)
Fair Value Asset	$ 0	$ 0